Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Deferred revenue
Current portion	$ 35,512	¥ 220,140	¥ 196,432
Non-current portion	177,351	1,099,399	823,921
Total current and non-current deferred revenue	212,863	1,319,539	1,020,353
Payments by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	14,082	87,296	93,597
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	$ 198,781	¥ 1,232,243	¥ 926,756